UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
(Exact name of registrant as specified in charter)

733 Third Avenue, 24th Floor
New York, NY  10017
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
733 Third Avenue, 24th Floor
New York, NY  10017
 (Name and address of agent for service)

(855) 460-2838
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

CG Core Balanced Fund
Schedule of Investments
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.2%
Aerospace - 3.8%
Boeing Co.	200	$28,834
Lockheed Martin Corp.	250	51,775
		80,609
Airlines - 3.5%
Alaska Air Group, Inc.	500	37,875
Delta Air Lines, Inc.	800	35,472
		73,347
Automobile Maufacturers - 1.9%
Tesla Motors, Inc. (a)	150	39,923

Beverages - 1.5%
Monster Beverage Corp. (a)	200	30,710

Biotechnology - 10.1%
Celgene Corp. (a)	350	45,937
Gilead Sciences, Inc.	500	58,930
Intercept Pharmaceuticals, Inc. (a)	100	26,381
Jazz Pharmaceuticals (a)(b)	200	38,448
Regeneron Pharmaceuticals, Inc. (a)	80	44,293
		213,989
Building & Construction - 1.7%
D.R. Horton, Inc.	1,200	35,628

Chemicals - 3.1%
Dow Chemical Co.	600	28,236
LyondellBasell Industries NV - Class A (b)	400	37,532
		65,768
Construction Materials - 2.4%
Carlisle Companies, Inc.	200	20,252
Martin Marietta Materials, Inc.	200	31,364
		51,616
Drugs - 3.6%
Allergan (a)(b)	100	33,115
United Therapeutics Corp. (a)	250	42,340
		75,455
Energy - 1.9%
EOG Resources, Inc.	250	19,298
Marathon Oil Corp.	1,000	21,010
		40,308
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	300	33,741

Health Care Services - 7.5%
HCA Holdings, Inc. (a)	600	55,806
Johnson & Johnson	300	30,063
McKesson Corp.	150	33,086
NuVasive, Inc. (a)	700	38,507
		157,462

Internet Software & Services - 2.1%
Facebook, Inc. - Class A (a)	300	28,203
Twitter, Inc. (a)	500	15,505
		43,708
Leisure - 1.5%
Norwegian Cruise Line Holdings, Ltd. (a)(b)	500	31,210

Machinery - 1.5%
Cummins, Inc.	250	32,382

Media - 1.7%
Walt Disney Co.	300	36,000

Medical Laboratories & Research - 1.3%
Thermo Fisher Scientific, Inc.	200	27,906

Real Estate - 1.7%
CBRE Group, Inc. - Class A (a)	950	36,071

Retail - 10.0%
Home Depot, Inc.	300	35,109
Macys, Inc.	400	27,624
Nike, Inc. - Class B	350	40,327
Restoration Hardware Holdings, Inc. (a)	400	40,584
TJX Companies, Inc.	400	27,928
VF Corp.	500	38,545
		210,117
Semiconductors - 8.9%
Ambarella, Inc. (a)(b)	500	57,935
InvenSense, Inc. (a)	1,200	15,720
Micron Technology, Inc. (a)	1,000	18,510
NXP Semiconductors NV (a)(b)	600	58,194
Qorvo, Inc. (a)	400	23,180
Silicon Motion Technology Corp. - ADR (b)	500	13,160
		186,699
Services - 3.8%
Amazon.com, Inc. (a)	100	53,615
FedEx Corp.	150	25,713
		79,328
Technology - 2.3%
Apple, Inc.	150	18,195
GoPro, Inc. - Class A (a)	500	31,050
		49,245
Transportation - 1.8%
Expeditors International of Washington, Inc.	800	37,496
TOTAL COMMON STOCKS (Cost $1,464,887)		$1,668,718

PREFERRED STOCKS - 4.7%
Financial Services - 2.2%
JPMorgan Chase & Co., Series T, 6.700%	800	21,160
Royal Bank of Scotland Group PLC, Series P, 6.250% (b)	1,000	25,230
		46,390
Insurance - 2.5%
Aegon NV, 6.375% (b)	1,000	25,330
PartnerRe Ltd., Series D, 6.500% (b)	1,000	26,630
		51,960
TOTAL PREFERRED STOCKS (Cost $94,317)		$98,350

CORPORATE BOND - 2.4%
Metlife, Inc., Series C
5.25%, 12/29/2049 (c)
TOTAL CORPORATE BOND (Cost $49,687)	50,000	$50,000

CLOSED-END FUND - 1.0%
Eaton Vance Floating Rate Income Trust
TOTAL CLOSED-END FUND (Cost $22,276)	1,500	$20,880

SHORT TERM INVESTMENT - 13.7%
First American Prime Obligations Fund, Class Z, 0.026% (d)
TOTAL SHORT TERM INVESTMENT (Cost $289,652)	289,652	$289,652

Total Investments (Cost $1,920,819) - 101.0%		$2,127,600
Liabilities in Excess of Other Assets - (1.0)%		(20,186)
TOTAL NET ASSETS - 100.0%		$2,107,414

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	Variable Rate Security - the rate shown is the rate in effect as of July 31, 2015.
(d)	The rate shown is the annualized seven-day effective yield as of July 31, 2015.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2015:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$1,668,718	$-	$-	$1,668,718
Preferred Stocks	98,350	-	-	98,350
Corporate Bond	-	50,000	-	50,000
Closed-End Fund	20,880	-	-	20,880
Short Term Investment	289,652	-	-	289,652
Total Investments	$2,077,600	$50,000	$-	$2,127,600

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

On July 31, 2015, the cost of investments for federal income tax purposes was approximately $1,920,819. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$253,162
Unrealized depreciation	(46,381)
Net unrealized appreciation	$206,781

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CG Funds Trust

By (Signature and Title)  /s/ Robert P. Morse
                                            Robert P. Morse, President & Chief Executive Officer

Date  September 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                              Robert P. Morse, President & Chief Executive Officer

Date  September 15, 2015

By (Signature and Title)* /s/ Jian Wang
                                              Jian Wang, Treasurer

Date   September 15, 2015

* Print the name and title of each signing officer under his or her signature.